Commitments, Contingencies and Tax Obligation (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure	The future rent commitments under the above leases are as follows:
2013	$62,756
2014	5,891
$68,647